INCOME TAX EXPENSES (Schedule of Deferred Income Taxes) (Details) - ILS (₪) ₪ in Millions	Dec. 31, 2020	Dec. 31, 2019
Deferred tax assets
Deferred tax assets	₪ 264	₪ 258
Deferred tax liabilities
Deferred tax liabilities	235	217
Deferred tax assets	29	41
Deferred tax assets to be recovered after more than 12 months [Member]
Deferred tax assets
Deferred tax assets	188	173
Deferred tax assets to be recovered within 12 months [Member]
Deferred tax assets
Deferred tax assets	76	85
Deferred tax liabilities to be recovered after more than 12 months [Member]
Deferred tax liabilities
Deferred tax liabilities	184	164
Deferred tax liabilities to be recovered within 12 months [Member]
Deferred tax liabilities
Deferred tax liabilities	₪ 51	₪ 53